GOODWILL AND OTHER INTANGIBLE ASSETS - Amortization Expense Over Next Five Fiscal Years (Details) $ in Thousands	Oct. 29, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 9,620
2019	9,620
2020	9,327
2021	9,064
2022	$ 8,721